Supplemental information - contractual obligations and commitments (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 1,911,072
Revolving credit facility
Disclosure Of Supplemental Information [Line Items]
Annual interest rate	6.19%
Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 1,463,333
Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	133,634
Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	217,815
Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	33,117
Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	63,173
Less than 1 year
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	188,279
Less than 1 year | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	69,235
Less than 1 year | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	46,245
Less than 1 year | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	40,267
Less than 1 year | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	27,481
Less than 1 year | Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	5,051
1 - 3 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	698,907
1 - 3 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	533,362
1 - 3 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	49,730
1 - 3 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	52,786
1 - 3 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	4,907
1 - 3 years | Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	58,122
3 - 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	278,500
3 - 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	225,861
3 - 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	29,062
3 - 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	23,133
3 - 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	444
After 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	745,386
After 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	634,875
After 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	8,597
After 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	101,629
After 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 285